Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,965,109)	$ 381,153
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	20,069	20,237
Amortization of intangible assets	282,702	97,722
Investment gain (loss)	276	(255)
Allowance for expected credit losses		4,635
Share-based payments	1,232,000
Changes in operating assets and liabilities
Accounts receivable	(617,428)	(423,597)
Deposits, other receivables and prepayments	(6,081,175)	10,707
Deferred tax assets	(113,592)
Accounts payable		74,170
Accruals and other payables	(295,691)	(84,146)
Contract liabilities	(125,352)	247,079
Deferred tax liabilities	(192,665)	88,734
Net cash generated from (used in) operating activities	(8,855,965)	416,439
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(766,093)	(630,123)
Net cash used in investing activities	(766,093)	(630,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment for bank borrowings	(17,364)	(13,961)
Proceeds from private placements	9,727,011
Repayment from a director		222,125
Repayment to a director	(260,416)
Net cash generated from financing activities	9,449,231	208,164
NET CHANGE IN CASH AND CASH EQUIVALENTS	(172,827)	(5,520)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	250,312	12,783
NET FOREIGN EXCHANGE DIFFERENCES	(5,947)	936
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	71,538	8,199
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest received	541	68
Interest paid	$ (6,359)	$ (8,975)